INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Required income from exports, percent		25.00%
Withholding tax rate		15.00%
Tax benefit (expense)		$ 837
Accumulated losses for income tax purposes		4,937
Tax assessment amount		3,553
Interest expense related to tax assessment		$ 355
Corporate tax rate		23.00%	24.00%	25.00%
Taxable income in Israel is attributable to Preferred Enterprises tax rate		16.00%
Unrecognized deferred tax liability related to the Israel income taxes of undistributed earnings of foreign subsidiaries indefinitely invested outside the Israel		$ 6,812
Minimum [Member]
Corporate tax on income if approved enterprise status earnings are distributed		10.00%
Permanent reduction in corporate tax rate		21.00%
Decrease in federal corporate tax rate		21.00%
Tax rate on dividend distributed generated from preferred income		15.00%
Maximum [Member]
Corporate tax on income if approved enterprise status earnings are distributed		25.00%
Permanent reduction in corporate tax rate		35.00%
Decrease in federal corporate tax rate		35.00%
Tax rate on dividend distributed generated from preferred income		20.00%
Development Area A [Member] | Minimum [Member]
Taxable income in Israel is attributable to Preferred Enterprises tax rate		9.00%
Development Area A [Member] | Maximum [Member]
Taxable income in Israel is attributable to Preferred Enterprises tax rate		7.50%
Foreign-Derived Intangible Income [Member]
Tax benefit (expense)		$ 1,534
Corporate tax rate		2.40%	13.10%
Law for the Encouragement of Capital Investments Investment First Plan [Member]
Period of full tax exemption		4 years
Tax rate after full exemption period		25.00%
Post exemption period		3 years
Law for the Encouragement of Capital Investments Investment Plan Second and Third Plans [Member]
Period of full tax exemption		2 years
Tax rate after full exemption period		25.00%
Post exemption period		5 years
Development Area A [Member]
Tax rate applicable to approved industrial enterprise, 2015 and after		6.00%
Tax rate applicable to approved industrial enterprise, 2013-2014		7.00%
Outside development area A [Member]
Tax rate applicable to approved industrial enterprise, 2015 and after		12.00%
Tax rate applicable to approved industrial enterprise, 2013-2014		12.50%
Preferred Area A [Member]
Withholding tax rate		15.00%
Tax rate applicable to approved industrial enterprise, 2015 and after		6.00%
Required percentage of export of company' s total turnover		25.00%
Tax rate applicable to approved industrial enterprise, 2011-2012		10.00%
Tax rate applicable to approved industrial enterprise, 2013-2014		7.00%
Tax rate on dividend distributed generated from preferred income		20.00%
Outside Preferred Area A [Member]
Withholding tax rate		15.00%
Tax rate applicable to approved industrial enterprise, 2015 and after		12.00%
Required percentage of export of company' s total turnover		25.00%
Tax rate applicable to approved industrial enterprise, 2011-2012		15.00%
Tax rate applicable to approved industrial enterprise, 2013-2014		12.50%
Taxable income in Israel is attributable to Preferred Enterprises tax rate		16.00%
Preferred Technological Enterprises [Member]
Total consolidated revenues of preferred technological enterprise		$ 10,000,000
Technological preferred enterprise subject tax rate		12.00%
Foreign Corporate [Member]
Tax rate on dividend distributed generated from preferred income		4.00%
Foreign Investors [Member]
Tax rate on dividend distributed generated from preferred income		90.00%
Subsequent Event [Member] | Foreign-Derived Intangible Income [Member]
Corporate tax rate	16.40%